Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of number and weighted average exercise prices of share options
The following table reconciles awards outstanding at the beginning and the end of the year:

	Quantity	Weighted average exercise price per share, RUB
Options:

As at December 31, 2019	1,558,275	240
Granted	—	—
Exercised	—	—
Forfeited	—	—

As at December 31, 2020	1,558,275	240

Granted	—	—
Exercised	(1,558,275)	240
Forfeited	—	—

Cancelled	—	—

As at December 31, 2021	—	—

	Quantity	Weighted average exercise price per share, RUB
SARs:
As at December 31, 2019	652,900	257
Granted	—	—
Exercised	(8,050)	260
Forfeited	(121,036)	258

As at December 31, 2020	523,814	257

Granted	—	—
Exercised	(249,875)	255
Forfeited	—	—

Cancelled	—	—

As at December 31, 2021	273,939	256

Exercisable as at December 31, 2021	273,939	256

	Quantity	Weighted average share price, RUB
RSUs:
As at December 31, 2019	6,317,875	364
Granted	5,288,725	1,713
Exercised	(187,850)	326
Forfeited	(1,008,163)	411

As at December 31, 2020	10,410,587	1,047

Granted	6,158,277	3,687
Exercised	(2,825,866)	308
Forfeited	(358,222)	2,022

Cancelled	(1,369)	3,986

As at December 31, 2021	13,383,407	2,366

Exercisable as at December 31, 2021	3,100,529	933

Summary of stockbased compensation expense	The following table summarizes total stock-based compensation expense / (reversal) by function for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Fulfillment and delivery (note 6)	635	53	19
Sales and marketing (note 7)	1,013	81	14
Technology and content (note 8)	2,245	152	16
General and administrative (note 9)	3,927	358	141

	7,820	644	190

Summary of inputs to blackscholes model share options	The weighted average inputs used in the measurement of the fair values at grant date of the equity incentive plans for the years ended December 31, 2020 and 2019 are the following:

	2020	2019
Expected annual volatility	48%	45%
Expected term, years	4	4
Dividend yield	None	None
Risk-free interest rate	5.7%	7.3%